UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                --------------------------
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lane Five Capital Management LP
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Address: 1122 Kenilworth Drive, Suite 313
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         Towson, MD 21204
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Form 13F File Number:
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott J. Liotta
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Title: CFO
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Phone: 443-921-2060
       -----------------------------------

Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta         Towson, Maryland          February 12, 2010
-------------------------    ----------------------      -----------------
      [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                          -------------------
Form 13F Information Table Entry Total:      30
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Form 13F Information Table Value Total:      102,307
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2009

                                                                    SHARES /
                                                           VALUE      PRN    SH/  PUT/   INVESMENT   OTHER       VOTING AUTHORITY
DESCRIPTION                   TITLE OF CLASS     CUSIP     X1000    AMOUNT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARES  NONE
------------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co. Cl A  Common           002896207    4,844    139,000 SH           SOLE        No       139,000
Ambassadors Group Inc.        Common           023177108    4,397    331,576 SH           SOLE        No       331,576
American Tower Corp. Cl. A    Common           029912201    2,549     59,000 SH           SOLE        No        59,000
Apollo Group Inc. Cl A        Common           037604105    2,248     37,100 SH           SOLE        No        37,100
Ares Capital Corp.            Closed End Fund  04010L103    7,499    602,300 SH           SOLE        No       602,300
Colfax Corp                   Common           194014106      606     50,300 SH           SOLE        No        50,300
Covanta Holding Corp          Common           22282E102    5,186    286,652 SH           SOLE        No       286,652
Crown Castle Intl Corp.       Common           228227104    2,499     64,000 SH           SOLE        No        64,000
CVS Caremark Corp             Common           126650100    1,127     35,000 SH           SOLE        No        35,000
Danaher Corp.                 Common           235851102    5,023     66,800 SH           SOLE        No        66,800
Drugstore.com Inc             Common           262241102    2,472    800,000 SH           SOLE        No       800,000
Freddie Mac Prfd 'Z'          Preferred        313400624      669    625,000 SH           SOLE        No       625,000
Healthsouth Corp              Common-New       421924309    6,066    323,200 SH           SOLE        No       323,200
Interval Leisure Group Inc.   Common           46113M108    2,378    190,700 SH           SOLE        No       190,700
Lazard Ltd Cl A               Common           G54050102    3,227     85,000 SH           SOLE        No        85,000
Learning Tree International
   Inc.                       Common           522015106    8,552    716,209 SH           SOLE        No       716,209
Legg Mason Inc                Common           524901105    2,822     93,575 SH           SOLE        No        93,575
Market Leader, Inc.           Common           57056R103    2,232  1,060,222 SH           SOLE        No     1,060,222
Mastercard Inc.               Common           57636Q104    7,295     28,500 SH           SOLE        No        28,500
Millicom Intl Cellular S.A.   Shs-New          L6388F110    1,328     18,000 SH           SOLE        No        18,000
Net Servicos De Comunicacao-
   SA ADR                     ADR              64109T201    2,798    206,807 SH           SOLE        No       206,807
NII Holdings Inc              Class B-New      62913F201    1,743     51,900 SH           SOLE        No        51,900
Potash Corp of Saskatchewan   Common           73755L107    2,550     23,500 SH           SOLE        No        23,500
Raymond James Financial Inc.  Common           754730109    3,328    140,000 SH           SOLE        No       140,000
Republic Services Inc.        Common           760759100    4,636    163,750 SH           SOLE        No       163,750
SBA Communications Corp Cl A  Common           78388J106    2,637     77,200 SH           SOLE        No        77,200
Shaw Group Inc.               Common           820280105    1,985     69,062 SH           SOLE        No        69,062
Thermo Fisher Scientific Inc  Common           883556102    3,291     69,000 SH           SOLE        No        69,000
URS Corp                      Common           903236107    1,113     25,000 SH           SOLE        No        25,000
Williams Controls Inc.        Common-New       969465608    5,207    660,000 SH           SOLE        No       660,000
                                                          102,307  7,098,353                                 7,098,353